Financial liabilities - Disclosure of Maturity Analysis for Advances Loans and Lease Liabilities (Details) € in Thousands		1 Months Ended	12 Months Ended
	Jul. 10, 2020	Jun. 30, 2020	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€) borrowing
Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Total			€ 4,560	€ 8,204
Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Total			16,584	37,747
Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Total			34,579	7,346
More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Total			20,840	1,714
Bpifrance | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			300	300
Bpifrance | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			1,300	1,300
Bpifrance | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			837	808
Bpifrance | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			0	0
Interest-free Bpifrance loan | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			125	500
Interest-free Bpifrance loan | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			0	0
Interest-free Bpifrance loan | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			0	0
Interest-free Bpifrance loan | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			0	0
Curadigm interest-free Bpifrance advance | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			75	0
Curadigm interest-free Bpifrance advance | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			200	200
Curadigm interest-free Bpifrance advance | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			75	150
Curadigm interest-free Bpifrance advance | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			0	0
HSBC "PGE"
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowing, deferment period		1 year
HSBC "PGE" | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			1,287	661
HSBC "PGE" | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			2,557	2,572
HSBC "PGE" | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			631	1,904
HSBC "PGE" | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			0	0
Bpifrance "PGE"
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowing, maturity	6 years
Bpifrance "PGE" | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			1,345	425
Bpifrance "PGE" | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			2,605	2,662
Bpifrance "PGE" | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			948	2,237
Bpifrance "PGE" | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			0	0
EIB fixed rate loan | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			467	5,192
EIB fixed rate loan | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			7,630	28,762
EIB fixed rate loan | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			30,184	0
EIB fixed rate loan | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			19,869	0
Lease liabilities | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Lease liabilities			962	1,126
Lease liabilities | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Lease liabilities			2,292	2,252
Lease liabilities | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Lease liabilities			1,904	2,247
Lease liabilities | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Lease liabilities			€ 971	€ 1,714
HSBC "PGE" and Bpifrance "PGE"
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowing, number of PGE | borrowing				2
Borrowing, maturity			5 years
Borrowing, deferment period			1 year